SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Trade receivables, gross	$ 701,298	$ 870,114
Allowance for doubtful accounts	(342,494)	(497,527)
Trade receivables, net	$ 358,804	$ 372,587